Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) SecurityLoan MortgageLoan	Dec. 31, 2019 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 96,100	$ 96,200
Loans pledged at the Federal Reserve Bank	67,800	76,300
Unearned interest and deferred fees and costs on originated loans	763	781
Foreclosed residential real estate property included in other real estate owned	23	74
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	33	155
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 1,000	1,500
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan	115
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification	$ 14
Nonperforming loans	1,224	692
Other real estate non-performing	24	78
Non-performing assets other	50	59
Non-performing assets	1,300	829
Commitments to lend additional funds	128
Modifications related to borrowers impacted by COVID	10,100
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	$ 812	1,200
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	9
Outstanding balance of loans in trial period	$ 1
Estimated post-modification balance of loans in trial period	$ 1
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	44
Outstanding balance of loans in trial period	$ 12
Estimated post-modification balance of loans in trial period	13
Nonperforming loans	$ 245	$ 241
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	423
Outstanding balance of loans in trial period	$ 64
Estimated post-modification balance of loans in trial period	$ 65